Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2021	December 31, 2020

Cash	$401,327	$371,057
Short-term bank deposits	80,000	80,905
	$481,327	$451,962